Retirement benefit obligations (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plans
Percentage of contributions by employee	46.00%
Percentage of contributions by employer	54.00%
Net defined benefit (liability) asset		SFr (1,281,525)
Funded status	SFr 200,000	SFr (1,300,000)
Discount rate	2.30%	0.35%
Current service cost	SFr (306,491)	SFr (325,144)	SFr (315,727)
Past service cost	36,459	219,104	102,764
Interest cost	(98,639)	(23,742)	(21,799)
Interest income	88,751	15,429	14,203
Company pension amount	(279,920)	(114,353)	(220,559)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(7,682,529)	(9,276,675)	(9,406,967)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	7,867,835	SFr 7,995,150	SFr 7,714,430
Effect of asset ceiling
Defined benefit plans
Net defined benefit (liability) asset	SFr (185,306)
Swiss Life
Defined benefit plans
Percentage of capital and interest guarantee	100.00%